OFFSETTING OF ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2021
Offsetting [Abstract]
OFFSETTING OF ASSETS AND LIABILITIES

7. OFFSETTING OF ASSETS AND LIABILITIES

Certain of the Company’s derivative instruments are subject to enforceable master netting arrangements that provide for the net settlement of all derivative contracts between the Company and a counterparty in the event of default or upon the occurrence of certain termination events. Collateral support agreements associated with each master netting arrangement provide that the Company will receive or pledge financial collateral in the event either minimum thresholds, or in certain cases ratings levels, have been reached. Additionally, certain of the Company’s repurchase agreements provide for net settlement on termination of the agreement. Refer to Note 14, Debt and Other Obligations for details of the Company’s repurchase agreement programs.

Collateral received includes both cash and non-cash collateral. Cash collateral received by the Company is recorded on the consolidated balance sheet as "cash", with a corresponding amount recorded in "other liabilities" to represent the Company’s obligation to return the collateral. Non-cash collateral received by the Company is not recognized on the consolidated balance sheet unless the Company exercises its right to sell or re-pledge the underlying asset. As of December 31, 2021 and 2020, there was no fair value of non-cash collateral received.

The tables below present the derivative instruments by assets and liabilities for the Company as of December 31, 2021:

			Net Amounts
		Gross	of Assets	Gross Amounts
	Gross	Amounts	Presented in	Not Offset
	Amounts Off	Offset in the	the	in the Balance Sheet
	Recognized	Balance	Balance	Financial	Collateral
	Assets	Sheet	Sheet	Instruments	Received	Net Amount

	(Dollars In Millions)
Offsetting of Derivative Assets
Derivatives:
Free-Standing derivatives	$1,152	$—	$1,152	$806	$178	$168
Total derivatives, subject to a master netting arrangement or similar arrangement	1,152	—	1,152	806	178	168
Derivatives not subject to a master netting arrangement or similar arrangement
Embedded derivative — Modco reinsurance treaties	62	—	62	—	—	62
Embedded derivative — GLWB	169	—	169	—	—	169
Derivatives with PLC	—	—	—	—	—	—
Embedded derivative — FIA	64	—	64	—	—	64
Total derivatives, not subject to a master netting arrangement or similar arrangement	295	—	295	—	—	295
Total derivatives	1,447	—	1,447	806	178	463
Total Assets	$1,447	$—	$1,447	$806	$178	$463

7. OFFSETTING OF ASSETS AND LIABILITIES – (Continued)

			Net Amounts
		Gross	of Assets	Gross Amounts
	Gross	Amounts	Presented in	Not Offset
	Amounts Off	Offset in the	the	in the Balance Sheet
	Recognized	Balance	Balance	Financial	Collateral
	Assets	Sheet	Sheet	Instruments	Received	Net Amount

	(Dollars In Millions)
Offsetting of Derivative Liabilities
Derivatives:
Free-Standing derivatives	$830	$—	$830	$806	$22	$2
Total derivatives, subject to a master netting arrangement or similar arrangement	830	—	830	806	22	2
Derivatives not subject to a master netting arrangement or similar arrangement
Embedded derivative — Modco reinsurance treaties	280	—	280	—	—	280
Funds withheld derivative	10	—	10	—	—	10
Embedded derivative — GLWB	644	—	644	—	—	644
Embedded derivative — FIA	659	—	659	—	—	659
Embedded derivative — IUL	269	—	269	—	—	269
Other	87	—	87	—	—	87
Total derivatives, not subject to a master netting arrangement or similar arrangement	1,949	—	1,949	—	—	1,949
Total derivatives	2,779	—	2,779	806	22	1,951
Repurchase agreements(1)	1,393	—	1,393	—	—	1,393
Total Liabilities	$4,172	$—	$4,172	$806	$22	$3,344
(1)	Borrowings under repurchase agreements are for a term less than 90 days.

7. OFFSETTING OF ASSETS AND LIABILITIES – (Continued)

The tables below present the derivative instruments by assets and liabilities for the Company as of December 31, 2020.

			Net Amounts
		Gross	of Assets	Gross Amounts
	Gross	Amounts	Presented in	Not Offset
	Amounts Off	Offset in the	the	in the Balance Sheet
	Recognized	Balance	Balance	Financial	Collateral
	Assets	Sheet	Sheet	Instruments	Received	Net Amount

	(Recast)
	(Dollars In Millions)
Offsetting of Derivative Assets
Derivatives:
Free-Standing derivatives	$1,337	$—	$1,337	$865	$290	$182
Total derivatives, subject to a master netting arrangement or similar arrangement	1,337	—	1,337	865	290	182
Derivatives not subject to a master netting arrangement or similar arrangement
Embedded derivative — Modco reinsurance treaties	101	—	101	—	—	101
Embedded derivative — GLWB	138	—	138	—	—	138
Other	60	—	60	—	—	60
Total derivatives, not subject to a master netting arrangement or similar arrangement	299	—	299	—	—	299
Total derivatives	1,636	—	1,636	865	290	481
Total Assets	$1,636	$—	$1,636	$865	$290	$481

7. OFFSETTING OF ASSETS AND LIABILITIES – (Continued)

			Net Amounts
		Gross	of Assets	Gross Amounts
	Gross	Amounts	Presented in	Not Offset
	Amounts Off	Offset in the	the	in the Balance Sheet
	Recognized	Balance	Balance	Financial	Collateral
	Assets	Sheet	Sheet	Instruments	Received	Net Amount

	(Recast)
	(Dollars In Millions)
Offsetting of Derivative Liabilities
Derivatives:
Free-Standing derivatives	$871	$—	$871	$865	$4	$2
Total derivatives, subject to a master netting arrangement or similar arrangement	871	—	871	865	4	2
Derivatives not subject to a master netting arrangement or similar arrangement
Embedded derivative — Modco reinsurance treaties	389	—	389	—	—	389
Funds withheld derivative	10	—	10	—	—	10
Embedded derivative — GLWB	960	—	960	—	—	960
Embedded derivative — FIA	633	—	633	—	—	633
Embedded derivative — IUL	201	—	201	—	—	201
Other	55	—	55	—	—	55
Total derivatives, not subject to a master netting arrangement or similar arrangement	2,248	—	2,248	—	—	2,248
Total derivatives	3,119	—	3,119	865	4	2,250
Repurchase agreements(1)	437	—	437	—	—	437
Total Liabilities	$3,556	$—	$3,556	$865	$4	$2,687
(1)	Borrowings under repurchase agreements are for a term less than 90 days.